Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 3,212	$ 4,719
Borrowings before currency hedging arrangements	3,277	4,761
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	0	0
Borrowings before currency hedging arrangements	1,060	1,030
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	3,212	4,719
Borrowings before currency hedging arrangements	$ 2,217	$ 3,731